Other Noncurrent Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Mar. 15, 2017	Dec. 31, 2015
Other Noncurrent Assets [Line Items]
Restricted cash	$ 8,538		$ 2,537
Land Use Right [Member]
Other Noncurrent Assets [Line Items]
Amortizing land use right on straight-line basis	50 years
Letter of Credit [Member] | Mexico [Member]
Other Noncurrent Assets [Line Items]
Restricted cash	$ 8,100		2,100
Letter of Credit [Member] | Iowa [Member]
Other Noncurrent Assets [Line Items]
Restricted cash	$ 400		$ 400
Letter of Credit Sub Facility [Member]
Other Noncurrent Assets [Line Items]
Restricted cash		$ 8,100